Stockholders' Equity	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Equity [Abstract]
Stockholders' Equity
11. Stockholders’ Equity
On June 7, 2021, the Group’s common stock began trading on the NYSE under the symbol “JBI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available 825,000,000 shares of common stock with a par value of $0.0001 per share. Immediately following the Business Combination on June 7, 2021, there were 138,384,250 shares of common stock with a par value of $0.0001 outstanding. The Company has retroactively adjusted the shares issued and outstanding prior to June 7, 2021 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number ofshares of common stock into which they were converted. As of April 2, 2022, the number of outstanding shares wa
s 146,561,717. The increase in outstanding shares is a result of warrant exercise and redemptions during the year ended January 1, 2022.
Preferred Stock
Our certificate of incorporation authorizes the issuance of 1,000,000 shares of preferred stock with a par value of $0.0001 per share. As of April 2, 2022, zero shares of preferred stock were issued and outstanding, and no designation of rights and preferences of preferred stock had been adopted. Our preferred stock is not quoted on any market or system, and there is not currently a market for our preferred stock.
Rollover Equity
At the closing date of the Business Combination, each outstanding unit of Midco’s Class A Preferred and Class B Common converted into our common stock at the then-effective conversion rate. Each unit of Midco Class A Preferred was converted into approximately 343.983 shares of our common stock, and each unit of Midco Class B Common was converted into approximately 249.585 shares of our common stock.
PIPE Investment
Concurrently with the execution and delivery of the Business Combination Agreement, certain institutional accredited investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors purchased an aggregate of 25,000,000 shares of common stock (the “PIPE Shares”) at a purchase price per share of $10.00 (the “PIPE Investment”). One of the Company’s directors purchased an aggregate of 1,000,000 of the PIPE Shares as part of the PIPE Investment.
The PIPE Investment was closed on June 7, 2021 and the issuance of an aggregate of 25,000,000 shares of common stock occurred concurrently with the consummation of the Business Combination. The sale and issuance was made to accredited investors in reliance on Rule 506 of Regulation D under the Securities Act of 1933, as amended (the “Securities Act”).
Founder Shares
In August 2019, Juniper Industrial Sponsor, LLC (the “Sponsor”) purchased 8,625,000 shares of Class B common stock (the “founder shares”) of JIH for an aggregate purchase price of $25,000 in cash, or approximately $0.003 per founder share. By virtue of the consummation of the Business Combination, the Sponsor’s Class B common stock was converted into the right to receive an equivalent number of shares of common stock, 2,000,000 of which (pro rata among the Sponsor shares and shares held by certain affiliates) (the “Earnout Shares”) were contingent upon achieving certain market share price milestones as outlined in the Business Combination Agreement (the “Earnout Agreement”). The vesting of the Earnout Shares occurred automatically as of the close of the trading on June 21, 2021 in accordance with the terms of the Earnout Agreement. The table below represents the approximate common stock holdings of Group immediately following the Business Combination.

	Shares	%

Janus Midco, LLC unitholders	70,270,400	50.8%
Public stockholders	43,113,850	31.2%
PIPE Investors	25,000,000	18.0%

Total	138,384,250	100.0%

Warrants
The Sponsor purchased 10,150,000 warrants to purchase Class A common stock of JIH (the “private placement warrants”) for a purchase price of $1.00 per whole private placement warrant, or $10,150,000 in the aggregate, in private placement transactions that occurred simultaneously with the closing of the Juniper IPO and the closing of the over-allotment option for the Juniper IPO (the “private placement”). Each private placement warrant entitled the holder to purchase one share of Class A common stock of JIH at $11.50 per share. The private placement warrants were only exercisable for a whole number of shares of Class A common stock of JIH. The Sponsor transferred 5,075,000 of its private placement warrants to Midco’s equityholders as part of the consideration for the Business Combination. Immediately after giving effect to the Business Combination, there were 10,150,000 issued and outstanding private placement warrants. The private placement warrants were liability classified. Immediately after giving effect to the Business Combination, there were 17,249,995 issued and outstanding public warrants. The public warrants were equity classified. The private placement warrants and public warrants were all exercised or redeemed on November 18, 2021.
Dividend Policy
We have never declared or paid, and do not anticipate declaring or paying, any cash dividends on our common or preferred stock in the foreseeable future. It is presently intended that we will retain our earnings for use in business operations and, accordingly, it is not anticipated that the Board of Directors will declare dividends in the foreseeable future. In addition, the terms of our credit facilities include restrictions on our ability to issue and pay dividends.

13. Stockholders’ Equity
On June 7, 2021, the Group’s common stock began trading on the NYSE under the symbol “JBI”. Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company is authorized and has available 825,000,000 shares of common stock with a par value of $0.0001 per share. Immediately following the Business Combination on June 7, 2021, there were 138,384,250 shares of common stock with a par value of $0.0001 outstanding. As discussed in Note 10 Business Combinations, the Company has retroactively adjusted the shares issued and outstanding prior to June 7, 2021 to give effect to the exchange ratio established in the Business Combination Agreement to determine the number of shares of common stock into which they were converted. As of January 1, 2022, the number of outstanding shares was
146,561,717. The increase in outstanding shares is a result of warrant exercise and redemptions during the year ended January 1, 2022.
Preferred Stock
Our certificate of incorporation authorizes the issuance of 1,000,000 shares of Preferred Stock with a par value of $0.0001 per share. As of January 1, 2022, zero shares of Preferred Stock were issued and outstanding, and no designation of rights and preferences of preferred stock had been adopted. Our preferred stock is not quoted on any market or system, and there is not currently a market for our preferred stock.
Rollover Equity
At the Closing Date of the business combination, each outstanding unit of Midco’s Class A Preferred and Class B Common converted into the Company’s common stock at the then-effective conversion rate. Each unit of Midco Class A Preferred was converted into approximately 343.983 shares of our common stock, and each unit of Midco Class B Common was converted into approximately 249.585 shares of our common stock. As of June 7, 2021 there are 70,270,400 shares held by Midco equityholders.

PIPE Investment
Concurrently with the execution and delivery of the Business Combination Agreement, the PIPE Investors entered into the PIPE Subscription Agreements pursuant to which the PIPE Investors purchased an aggregate of 25,000,000 PIPE Shares at a purchase price per share of $10.00. One of the Company’s directors purchased an aggregate of 1,000,000 of the PIPE Shares as part of the PIPE Investment.

The PIPE Investment was closed on June 7, 2021 and the issuance of an aggregate of 25,000,000 shares of Common Stock occurred concurrently with the consummation of the Business Combination. The sale and issuance was made to accredited investors in reliance on Rule 506 of Regulation D under the Securities Act of 1933, as amended.

Founder Shares
In August 2019, the Sponsor purchased 8,625,000 shares of Class B common stock (the “founder shares”) of Juniper Industrial Holdings, Inc. (“JIH”) for an aggregate purchase price of $25,000 in cash, or approximately $0.003 per founder share. By virtue of the consummation of the Business Combination, the Sponsor’s Class B common stock was converted into the right to receive an equivalent number of shares of Common Stock, 2,000,000 of which (pro rata among the Sponsor shares and shares held by certain affiliates) was subject to the terms of the Earnout Agreement. The vesting of the Earnout Shares occurred automatically as of the close of the trading on June 21, 2021 in accordance with the terms of the Earnout Agreement. The table below represents the approximate common stock holdings of Group immediately following the Business Combination.

	Shares	%
Janus Midco, LLC unitholders	70,270,400	50.8%
Public stockholders	43,113,850	31.2%
PIPE Investors	25,000,000	18.0%

Total	138,384,250	100.0%

Warrants
The Sponsor purchased 10,150,000 warrants to purchase Class A common stock of JIH (the “private placement warrants”) for a purchase price of $1.00 per whole private placement warrant, or $10,150,000 in the aggregate, in private placement transactions that occurred simultaneously with the closing of the Juniper IPO and the closing of the over-allotment option for the Juniper IPO (the “private placement”). Each private placement warrant entitled the holder to purchase one share of Class A common stock of JIH at $11.50 per share. The private placement warrants were only exercisable for a whole number of shares of Class A common stock of JIH. The

Sponsor transferred 5,075,000 of its private placement warrants to Midco’s equityholders as part of the consideration for the Business Combination. Immediately after giving effect to the Business Combination, there were 10,150,000 issued and outstanding private placement warrants. The private placement warrants were liability classified.
Immediately after giving effect to the Business Combination, there were 17,249,995 issued and outstanding public warrants. The public warrants are equity classified. All of the private and public warrants were exercised or redeemed on November 18, 2021 and therefore there are no warrants issued and outstanding as of January 1, 2022.
Dividend Policy
We have never declared or paid, and do not anticipate declaring or paying, any cash dividends on our Common or Preferred Stock in the foreseeable future. It is presently intended that we will retain our earnings for use in business operations and, accordingly, it is not anticipated that the Board of Directors will declare dividends in the foreseeable future. In addition, the terms of our credit facilities include restrictions on our ability to issue and pay dividends.